UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE
INVESTMENT COMPANY ACT OF 1940
Securities Act File No. 333-108475

Investment Company Act File No. 811-21374
PIMCO FLOATING RATE INCOME FUND (“PFL” or the “Fund”)
Name of Registrant
c/o ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC
1345 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10105
Address of Principal Executive Office
            The undersigned registered closed-end investment company (the “Fund”) hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer as set forth below and in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, (the “Act”), and states that it is filing this notice with the Securities and Exchange Commission, pursuant to relief granted by the staff of the Securities and Exchange Commission, fewer than 30 days prior to the dates set for the redemptions listed below. Such redemptions remain subject to the issuance of a formal notice of redemption, which will contain the definitive terms and timetable of redemption.
(1) Title of class of securities to be redeemed:
Auction Market Preferred Shares, Series T;
Auction Market Preferred Shares, Series W; and
Auction Market Preferred Shares, Series TH (collectively, the “Preferred Shares”).
(2) Date on which the securities are to be redeemed:
Auction Market Preferred Shares, Series T on March 18, 2009;
Auction Market Preferred Shares, Series W on March 19, 2009; and
Auction Market Preferred Shares, Series TH on March 20, 2009.
(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
The Preferred Shares are to be redeemed pursuant to Section 11.4(a)(i) of Article 11 of the Third Amended and Restated Bylaws of the Fund (the “Bylaws”).
(4) If less than all the outstanding securities of a class or series are to be called or redeemed, the principal amount or number of shares and the basis upon which the securities to be called or redeemed are to be selected as follows:
The Fund is partially redeeming its Preferred Shares on a pro rata basis among all series pursuant to Section 11.4(a)(i) of Article 11 of the Bylaws. The Depository Trust Company (“DTC”), holder of record of the Preferred Shares, determines how the redemptions will be allocated among each participant broker-dealer account that holds Preferred Shares and each participant broker-dealer determines how to allocate each redemption among the beneficial holders of the Preferred Shares held by it. The procedures used by participant broker-dealers to allocate redeemed Preferred Shares among their clients may differ from each other and from the procedures used by DTC.
Auction Market Preferred Shares, Series T: 307 shares
Auction Market Preferred Shares, Series W: 307 shares
Auction Market Preferred Shares, Series TH: 307 shares
***
Please note that this notice serves only to disclose a proposed redemption of each series of the Preferred Shares. The redemption of each series of Preferred Shares remains subject to certain conditions.
Notice: The Fund’s Amended and Restated Agreement and Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. This instrument is executed on behalf of the Fund by an officer of the Fund as an officer of the Fund and not individually, and the obligations imposed upon the Fund by this instrument, if any, are not binding upon any of the Fund’s officers, Trustees or shareholders individually but are binding only upon the assets and property of the Fund.

SIGNATURE
          Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf in the City of New York, New York on the 27th day of February 2009.

PIMCO FLOATING RATE INCOME FUND
By:	/s/ Thomas J. Fuccillo
	Name:	Thomas J. Fuccillo
	Title:	Chief Legal Officer